Capital Disclosures (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Capital Disclosures [Abstract]
Summary of Total Capital
Total capital as at March 31, 2023 and 2022 is calculated as follows:

As at	March 31,
	2023	2022
	$	$
Cash	(22,583)	(17,655)
Restricted cash	—	(3,254)
Current portion of long-term debt	12,808	19,316
Contingent consideration	9,157	—
Long-term debt	114,382	87,360
Share capital	311,967	305,222
Deficit	(141,481)	(111,654)
Accumulated other comprehensive income (loss)	4,610	(947)
Contributed surplus	11,972	7,130
	300,832	285,518